Other investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other investments
Investments, Current	$ 23,757	$ 84,236
Investments, non-current	$ 16,115	18,074
1-3 Month T-Bill ETF (BIL) | Financial assets measured at fair value
Other investments
Investments, Current		14,809
1-3 Month T-Bill ETF (BIL) | Financial assets measured at fair value | Minimum
Other investments
Maturity term	1 month
1-3 Month T-Bill ETF (BIL) | Financial assets measured at fair value | Maximum
Other investments
Maturity term	3 months
0.25% US treasury notes | Financial assets at amortized cost
Other investments
Investments, Current	$ 18,463
Interest rate	0.25%
1.7% federal bonds German Government | Fair value through other comprehensive income
Other investments
Investments, non-current	$ 3,015	$ 3,242
Interest rate	1.70%	1.70%
iShares 20+ Year Treasury Bond ETF (TLT) | Financial assets measured at fair value
Other investments
Investments, non-current	$ 13,100	$ 14,832
0% US treasury bills
Other investments
Interest rate	0.00%
Maturity term	1 month
0% US treasury bills | Financial assets at amortized cost
Other investments
Investments, Current	$ 5,294	$ 54,419
Interest rate	0.00%	0.00%
0.875% US treasury bills | Financial assets at amortized cost
Other investments
Investments, Current		$ 15,008
Interest rate		0.875%	0.875%